Inventories - Summary of Classes of Inventories (Detail) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
INVENTORIES.
Supplies for Production	$ 13,856,303	$ 18,678,262
Gas	1,852,864	7,050,658
Oil	12,003,439	11,627,604
Supplies for projects and spare parts	37,093,505	30,215,221
Electrical materials	7,812,071	29,022,610
Total	$ 58,761,879	$ 77,916,093